Fixed Assets, Net - Components of Fixed Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	¥ 2,319,243	$ 317,735	¥ 2,576,571
Less: Accumulated depreciation	(1,542,249)	(211,287)	(1,736,299)
Construction in progress	100,988	13,835	23,541
Property, plant and equipment, net	877,982	120,283	863,813
Computer Equipment
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	1,380,891	189,181	1,651,836
Office Building
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	588,685	80,650	588,685
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	187,560	25,696	164,556
Office Furniture and Equipment
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	139,756	19,146	148,268
Others
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	¥ 22,351	$ 3,062	¥ 23,226